Schedule I Financial information of Parent Company	12 Months Ended
Dec. 31, 2011
Schedule I Financial information of Parent Company

CHINA FINANCE ONLINE CO. LIMITED

Additional Information—Financial Statement Schedule I

Financial information of Parent Company

Balance sheets

(In U.S. dollars, except share-related data)

	December 31,
	2010	2011
Assets

Current assets:
Cash and cash equivalents	$2,808,010	$2,703,639
Amounts due from subsidiaries, VIEs and VIEs’ subsidiaries	3,637,539	3,213,777
Prepaid expenses and other current assets	99,156	131,022
Dividends receivable	26,638,314	27,205,250

Total current assets	33,183,019	33,253,688

Investments in subsidiaries, VIEs and VIEs’ subsidiaries	72,211,545	58,968,066
Cost method investment	1,479,571	—
Goodwill	50,534	—

Total assets	$106,924,669	$92,221,754

Liabilities and shareholders’ equity

Current liabilities:
Accrued expenses and other current liabilities	313,903	261,874
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	710,861	1,018,731

Total current liabilities	$1,024,764	$1,280,605

Shareholders’ equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,887,883 and 110,935,383 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	14,319	14,325
Additional paid-in capital	78,974,697	80,446,578
Accumulated other comprehensive income	8,030,982	10,927,248
Retained earnings (deficits)	18,879,907	(447,002)

Total shareholders’ equity	105,899,905	90,941,149

Total liabilities and shareholders’ equity	$106,924,669	$92,221,754

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of operations

(In U.S. dollars)

	December 31,
	2009	2010	2011
Cost of revenues	$—	$139,276	$43,976

Gross loss	—	(139,276)	(43,976)
Operating expenses:
General and administrative	1,071,533	760,786	1,428,893
Product development	—	53,202	75,482
Share-based compensation	6,600,716	4,420,572	945,868
Loss from impairment of goodwill	—	—	50,534

Total operating expenses	7,672,249	5,234,560	2,500,777

Interest income	4,510	2,249	1,402
Equity in earnings (deficits) of subsidiaries, VIEs and VIEs’ subsidiaries	1,469,390	6,500,738	(16,643,739)
Exchange gain (loss)	(21,394)	830,971	1,339,752
Loss from impairment of cost method investment	—	—	(1,479,571)

Net income (loss)	$(6,219,743)	$1,960,122	$(19,326,909)

CHINA FINANCE ONLINE CO. LIMITED

Financial Information of Parent Company

Parent Company Statement of Shareholders’ Equity and Comprehensive Income

(In U.S. dollars, except share data)

	Ordinary shares		Additional paid-in	Accumulated other comprehensive	Retained	Total shareholders’	Comprehensive
	Shares	Amount	capital	income (loss)	earnings	equity	income
Balance as of January 1, 2009	110,014,433	14,206	67,340,543	6,448,078	23,139,528	96,942,355
Exercise of share options by employees	185,730	24	181,357	—	—	181,381
Exercise of share options by non-employees	50,000	7	7,993	—	—	8,000
Share-based compensation	—	—	6,600,716	—	—	6,600,716
Foreign currency translation adjustment	—	—	—	(105,313)	—	(105,313)	(105,313)
Net loss	—	—	—	—	(6,219,743)	(6,219,743)	(6,219,743)

Balance as of December 31, 2009	110,250,163	14,237	74,130,609	6,342,765	16,919,785	97,407,396	(6,325,056)

Exercise of share options by employees	637,720	82	717,175	—	—	717,257
Share-based compensation	—	—	4,420,572	—	—	4,420,572
Equity pick up from compensation of a subsidiary	—	—	84,234	—	—	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting	—	—	(377,893)	—	—	(377,893)
Foreign currency translation adjustment	—	—	—	1,688,217	—	1,688,217	1,688,217
Net income	—	—	—	—	1,960,122	1,960,122	1,960,122

Balance as of December 31, 2010	110,887,883	14,319	78,974,697	8,030,982	18,879,907	105,899,905	3,648,339

Exercise of share options by employees	47,500	6	22,019	—	—	22,025
Share-based compensation	—	—	945,868	—	—	945,868
Equity pick up from compensation of a subsidiary	—	—	503,994	—	—	503,994
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	—	—	—	(32,457)	—	(32,457)	(32,457)
Foreign currency translation adjustment	—	—	—	2,928,723	—	2,928,723	2,928,723
Net loss	—	—	—	—	(19,326,909)	(19,326,909)	(19,326,909)

Balance as of December 31, 2011	110,935,383	14,325	80,446,578	10,927,248	(447,002)	90,941,149	(16,430,643)

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of cash flows

(In U.S. dollars, except share-related data)

	December 31,
	2009	2010	2011
Operating activities:
Net income (loss)	$(6,219,743)	$1,960,122	$(19,326,909)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	6,600,716	4,420,572	945,868
Loss from impairment of cost method investment	—	—	1,479,571
Loss from impairment of goodwill	—	—	50,534
Equity in earnings (deficits) of subsidiaries, VIEs and VIEs’ subsidiaries	(1,469,390)	(6,500,738)	16,643,739
Changes in assets and liabilities:
Prepaid expenses and other current assets	28,525	(78,804)	(31,865)
Amounts due from subsidiaries, VIEs and VIEs’ subsidiaries	(105,742)	(1,845,474)	(902,476)
Accrued expenses and other current liabilities	31,836	(53,454)	(52,029)
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	129,250	568,289	307,870

Net cash used in operating activities	(1,004,548)	(1,529,487)	(885,697)

Investing activities:
Dividend received from subsidiaries	—	—	759,301
Net cash provided by investing activities	—	—	759,301

Financing activities:
Proceeds from stock options exercised by employees	181,381	717,257	22,025
Proceeds from exercise of options granted to non-employee	8,000	—	—

Net cash provided by financing activities	189,381	717,257	22,025

Effect of exchange rate changes	(2)	2	—

Net decrease in cash and cash equivalents	(815,169)	(812,228)	(104,371)
Cash and cash equivalents, beginning of the year	4,435,407	3,620,238	2,808,010

Cash and cash equivalents, end of the year	$3,620,238	$2,808,010	$2,703,639

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.